A, C, Select Shares | JPMorgan Dynamic Income Fund
JPMorgan Dynamic Income Fund Class/Ticker: A/*; C/* Select/* * The share classes do not have exchange ticker symbols because they currently are not offered to the general public.
What is the goal of the Fund?
The Fund seeks current income
with a secondary objective of capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 21 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, C, Select Shares JPMorgan Dynamic Income Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	2.25%		none	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $500,000)

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Select Shares JPMorgan Dynamic Income Fund		Class A	Class C	Select Class
Management Fees		0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses	[1]	1.12%	1.12%	1.12%
Interest Expenses and Fees Related to Borrowings		0.49%	0.49%	0.49%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		0.38%	0.38%	0.38%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.03%	2.53%	1.78%
Fee Waivers and Expense Reimbursements	[2]	(0.43%)	(0.43%)	(0.43%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	1.60%	2.10%	1.35%
[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, fees related to borrowings, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.10%, 1.60% and 0.85% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 7/1/15, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example A, C, Select Shares JPMorgan Dynamic Income Fund (USD $)	1 Year	3 Years
CLASS A SHARES	384	807
CLASS C SHARES	313	747
SELECT CLASS SHARES	137	518

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example, No Redemption A, C, Select Shares JPMorgan Dynamic Income Fund (USD $)	1 Year	3 Years
CLASS A SHARES	384	807
CLASS C SHARES	213	747
SELECT CLASS SHARES	137	518

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
What are the Fund’s main investment strategies?
The Fund allocates its investments among loan participations and assignments (Loans) and other types of high yield, high risk debt securities. The Fund also may invest in preferred stock, common stock and commitments to purchase loan assignments (Unfunded Commitments). For purposes of acquiring additional high yield securities, the Fund may use leverage by borrowing from banks or other lenders as permitted by an exemptive order from the Securities and Exchange Commission (SEC). “Dynamic Income” in the Fund’s name refers to the Fund’s flexibility to change its investment mix among Loans and other high yield securities consistent with its goal of current income.

A “high yield security” means the security is rated below investment grade or unrated at the time of purchase, but that the Fund’s adviser, J.P. Morgan Investment Management Inc. (the adviser or JPMIM) believes to be of comparable quality to securities that are rated below investment grade. Some examples of high yield securities include bonds, other debt securities, Loans, Unfunded Commitments, convertible securities and preferred stocks that are rated below investment grade or unrated.

The Fund may invest up to 100% of the Fund’s total assets in below investment grade securities (also known as junk bonds) or unrated securities that JPMIM deems to be of equivalent quality. Such securities may include so-called “distressed debt.” “Distressed debt” includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. As part of its principal investment strategy, the Fund invests in debt securities structured as corporate debt securities, private placements, restricted securities, and other unregistered securities, variable and floating rate instruments, when-issued securities, delayed delivery securities and forward commitments. Such securities may be issued by small capitalization companies (e.g., companies with market capitalizations of under $2.6 billion or that are included in small cap market indexes).

The Fund seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

The Fund generally invests in securities issued in U.S. dollars including U.S. dollar denominated securities of foreign issuers in developed and emerging markets. Up to 20% of the Fund’s total assets may be invested in non-dollar denominated securities. Generally, the Fund attempts to minimize currency exposure to foreign and emerging markets through hedging.

Although the Fund predominantly invests in debt securities and income producing securities, it also may invest in common stock from time to time. In addition, the Fund may acquire and hold such securities (or rights to acquire such securities) in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of distressed fixed income securities, or upon the exercise of a right or warrant obtained on account of a fixed income security.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and foreign currency transactions in the management of portfolio investments. The Fund may also use such derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may use swaps structured as credit default swaps related to individual bonds, Loans or other securities or indexes of bonds, Loans or securities to mitigate risk exposure and manage cash flow needs. The Fund may also use interest rate swaps to hedge its borrowings. In addition, the Fund may use currency derivatives to hedge non-dollar investments back to the U.S. dollar.

The adviser focuses on value in buying and selling securities for the Fund by looking at individual securities against the context of broader market factors. For each issuer, the adviser performs an in-depth analysis of the issuer, including business prospects, management, capital requirements, capital structure, enterprise value and security structure and covenants. In addition, the adviser monitors investments on an ongoing basis by staying abreast of positive and negative credit developments expediting the review of the Fund’s investments that are considered to be the most risky. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes the issuer’s credit quality will deteriorate materially or when the adviser believes that there is better relative value available in the market in securities of comparable quality. The adviser will allocate between Loans and other high yield securities and determine the extent to which the Fund should utilize leverage based on the adviser’s assessment of relative value and market and other considerations.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

High Yield Securities and Loan Risk. The Fund invests in securities including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid. No active trading market may exist for some securities and certain investments may be subject to restrictions on resale. The inability to dispose of these securities in a timely fashion could result in losses to the Fund. Because some securities may have a more limited secondary market, liquidity risk may be more pronounced for the Fund. When Loans and other securities are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Credit Risk. The Fund’s investments are subject to the risk that an issuer or counterparty will fail to make payments when due or default completely. If an issuer’s or counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate making it difficult for the Fund to sell such investments. The Fund may invest in securities that are rated in the lowest investment grade category. Such securities also are considered to have speculative characteristics similar to high yield securities, and issuers or counterparties of such securities are more vulnerable to changes in economic conditions than issuers or counterparties of higher grade securities.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops. The Fund may invest in variable and floating rate Loans and other debt securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value.

Borrowing Risk. Borrowing cash to increase investments may magnify the effect on the Fund’s net asset value of any decrease in the value of the security purchased with the borrowings. There is no assurance that the use of a borrowing strategy will be successful or that the adviser will be able to identify and purchase investments that generate returns that are greater than the cost of borrowing used to purchase such investments. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the Investment Company Act of 1940 (1940 Act) and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Smaller Company Risk. Investments in smaller cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Foreign Securities and Emerging Markets Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such countries. The Fund may also invest in non-dollar denominated securities. Investments in non-dollar denominated securities are subject to risks in addition to those summarized above including currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Derivatives Risk. Derivatives, including futures contracts, options, swaps including credit default swaps, and foreign currency transactions, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be particularly sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.